Supplemental Cash Flows Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]

NOTE 19. SUPPLEMENTAL CASH FLOWS INFORMATION

Changes in operating assets and liabilities are net of acquisitions and dispositions of principal businesses.

Amounts reported in the “Proceeds from sales of discontinued operations” and “Proceeds from principal business dispositions” lines in the Statement of Cash Flows are net of cash disposed. Amounts reported in the “Payments for principal businesses purchased” line is net of cash acquired and included debt assumed and immediately repaid in acquisitions.

Amounts reported in the “All other operating activities” line in the Statement of Cash Flows consists primarily of adjustments to current and noncurrent accruals and deferrals of costs and expenses, adjustments for gains and losses on assets and adjustments to assets. GECC had non-cash transactions related to foreclosed properties and repossessed assets totaling $859 million, $1,915 million and $1,364 million in 2011, 2010 and 2009, respectively.

Certain supplemental information related to our cash flows is shown below.

	2011	2010	2009
(In millions)

All other operating activities
Net change in other assets	$215	$28	$(344)
Amortization of intangible assets	566	653	905
Net realized losses on investment securities	197	91	473
Cash collateral on derivative contracts	1,247	0	(6,858)
Change in other liabilities	(1,229)	(2,709)	(4,825)
Other	2,286	4,419	(916)
	$3,282	$2,482	$(11,565)

Net decrease (increase) in financing receivables
Increase in loans to customers	$(322,853)	$(309,548)	$(276,098)
Principal collections from customers - loans	332,548	327,139	275,234
Investment in equipment for financing leases	(9,610)	(10,065)	(9,403)
Principal collections from customers - financing leases	12,431	14,743	17,130
Net change in credit card receivables	(6,263)	(4,554)	(28,535)
Sales of financing receivables	8,117	5,331	58,555
	$14,370	$23,046	$36,883

All other investing activities
Purchases of securities by insurance activities	$(1,786)	$(1,712)	$(3,106)
Dispositions and maturities of securities by insurance activities	2,856	3,136	3,962
Other assets - investments	4,234	2,687	(279)
Change in other receivables	(128)	525	724
Other	2,125	5,324	3,353
	$7,301	$9,960	$4,654

Newly issued debt (maturities longer than 90 days)
Short-term (91 to 365 days)	$10	$2,496	$5,801
Long-term (longer than one year)	43,257	35,475	75,224
Proceeds - non-recourse, leveraged leases	0	0	48
	$43,267	$37,971	$81,073

Repayments and other debt reductions (maturities
longer than 90 days)
Short-term (91 to 365 days)	$(81,918)	$(95,170)	$(77,444)
Long-term (longer than one year)	(2,786)	(1,571)	(3,491)
Principal payments - non-recourse, leveraged leases	(732)	(638)	(680)
	$(85,436)	$(97,379)	$(81,615)

All other financing activities
Proceeds from sales of investment contracts	$4,396	$5,337	$7,840
Redemption of investment contracts	(6,230)	(8,647)	(10,713)
Other	42	(8)	182
	$(1,792)	$(3,318)	$(2,691)